Expense Example, No Redemption - (American Beacon Funds) - American Beacon DoubleLine Floating Rate Fund - C Class	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 181
Expense Example, No Redemption, 3 Years	562
Expense Example, No Redemption, 5 Years	969
Expense Example, No Redemption, 10 Years	$ 2,104